Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment reporting
Schedule of revenue from contract with customer and other income by nature

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Fair value of services received at zero cost from Neurosterix Group	9,948	34,505	17,639	105,560
Other service income	—	1,870	—	1,870
Total	9,948	36,375	17,639	107,430

Schedule of revenue from contract with customer and other income by major counterparties

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Neurosterix Group	9,948	34,505	17,639	105,560
Other counterparties	—	1,870	—	1,870
Total	9,948	36,375	17,639	107,430

Schedule of geographical areas

	June 30,	December 31,
	2026	2025
Switzerland	2,442,463	4,683,813
France	332	335
Total	2,442,795	4,684,148

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Switzerland	650,988	765,310	1,135,332	1,439,158
United States of America	3,206	2,840	5,199	5,155
France	1,106	1,123	2,287	2,277
Total operating costs (note 18)	655,300	769,273	1,142,818	1,446,590